PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
            SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED JULY 31, 1999

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                July 31, 1999
                                  (Unaudited)




                             ASSETS AND LIABILITIES


ASSETS
Investments  at  market  value  (Notes 1, 2, 5 & 6):
  Investments  other  than securities:
     Gold assets  ..............................................................
     Silver assets  ............................................................



  Swiss franc bonds  ...........................................................
  Stocks of United States and foreign real estate and natural resource companies
  Aggressive growth stock investments  .........................................
  Corporate bonds  .............................................................
  United States Treasury securities  ...........................................
  Repurchase Agreement  ........................................................

     Total  investments (identified cost $60,076,151;  $86,092,628;  $19,602,773 and $9,823,070, respectively)

Cash  ..........................................................................
Accounts receivable for shares of the portfolio sold  ..........................
Accounts receivable for investments sold .......................................
Accrued interest, dividends and foreign taxes receivable  ......................


     Total assets


LIABILITIES
Bank overdraft  ................................................................
Accounts payable for shares of the portfolio redeemed  .........................
Accrued investment advisory fee  ...............................................
Accrued directors' and officers' fees and expenses  ............................
Accrued excise tax  ............................................................

     Total liabilities

     Net assets applicable to outstanding shares

                                   NET ASSETS
Capital stock - par value $.001 per share:
  Authorized - 100,000,000; 100,000,000; 10,000,000 and 25,000,000 shares, respectively
  Outstanding - 3,310,007; 1,283,647; 332,474 and 295,093 shares, respectively  ..............................................................

Paid-in capital  ...............................................................




Undistributed net investment income (loss) (Note 1)  ...........................
Accumulated net realized gain (loss) on investments  ...........................
Accumulated net realized loss on foreign currency transactions..................
Net unrealized appreciation (depreciation) of investments ......................
Net unrealized depreciation on translation of assets and liabilities in foreign currencies  ..................................................................

     Net assets applicable to outstanding shares

     Net asset value per share



                            See accompanying notes.



       Permanent Portfolio     Treasury Bill Portfolio     Versatile Bond Portfolio     Aggressive Growth Portfolio
       -------------------     -----------------------     ------------------------     ---------------------------



          $ 11,926,544              $          -                $           -                  $          -
             3,400,082                         -                            -                             -
          ------------              ------------                -------------                  ------------
            15,326,626                         -                            -                             -

             6,121,004                         -                            -                             -
            10,007,252                         -                            -                             -
             9,841,919                         -                            -                    22,616,487
             1,121,237                         -                   17,194,113                             -
            17,767,504                86,084,102                    2,266,219                             -
                     -                         -                       30,000                             -
          ------------              ------------                -------------                  ------------

            60,185,542                86,084,102                   19,490,332                    22,616,487

                     -                         -                        3,297                             -
                51,810                 1,029,586                            -                             -
               238,667                         -                            -                       115,009
               572,061                 2,160,205                      367,572                         6,830
          ------------              ------------                -------------                  ------------

            61,048,080                89,273,893                   19,861,201                    22,738,326



               327,087                   346,927                            -                       129,968
                 1,931                    29,677                          422                             -
                48,970                    38,671                       11,960                        20,401
                24,832                    30,485                        5,761                         5,242
                22,282                    55,648                        8,463                             -
          ------------              ------------                -------------                  ------------
               425,102                   501,408                       26,606                       155,611
          ------------              ------------                -------------                  ------------
          $ 60,622,978              $ 88,772,485                $  19,834,595                  $ 22,582,715
          ============              ============                =============                  ============





          $      3,310              $      1,284                $         332                  $        295

            49,097,803                88,685,008                   19,257,975                     7,982,304
          ------------              ------------                -------------                  ------------
            49,101,113                88,686,292                   19,258,307                     7,982,599


             7,459,284                   263,584                      847,524                      (271,760)
             4,268,349                  (168,865)                    (158,795)                    2,078,459
              (297,619)                        -                            -                             -
               109,391                    (8,526)                    (112,441)                   12,793,417

               (17,540)                        -                            -                             -
          ------------              ------------                -------------                  ------------
          $ 60,622,978              $ 88,772,485                $  19,834,595                  $ 22,582,715
          ============              ============                =============                  ============
             $18.32                     $69.16                      $59.66                        $76.53
             ======                     ======                      ======                        ======

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            STATEMENTS OF OPERATIONS
                         Six months ended July 31, 1999
                                  (Unaudited)






Investment income (Note 1):
  Interest  ....................................................................
  Dividends  ...................................................................


Expenses (Notes 3 & 8):
  Investment advisory fee  .....................................................
  Directors' fees and expenses  ................................................
  Officers' salary expense  ....................................................
  Excise tax  ..................................................................
  Regulatory expense  ..........................................................

  Total expenses
  Less waiver of investment advisory fee  ......................................

    Net expenses



Net investment income (loss)

Realized and unrealized gain (loss)on investments and foreign currency
  (Notes 1, 2, 5 & 6):
Net realized gain (loss) on:
  Investments in unaffiliated issuers...........................................
  Foreign currency transactions.................................................



Change in unrealized appreciation (depreciation) of:
  Investments  .................................................................
  Translation of assets and liabilities in foreign currencies  .................


Net realized and unrealized gain (loss) on investments and foreign currency

Net increase (decrease) in net assets resulting from operations













                            See accompanying notes.






      Permanent Portfolio      Treasury Bill Portfolio     Versatile Bond Portfolio      Aggressive Growth Portfolio
      -------------------      -----------------------     ------------------------      ---------------------------

          $    923,408              $  2,053,931                $     584,562                  $      6,012
               296,243                         -                            -                        73,041
          ------------              ------------                -------------                  ------------
             1,219,651                 2,053,931                      584,562                        79,053

               350,814                   511,978                      123,008                       125,482
                22,867                    33,336                        8,012                         8,220
                28,583                    41,670                       10,015                        10,200
                22,282                    55,648                        8,463                             -
                30,410                    29,565                        1,627                         4,047
          ------------              ------------                -------------                  ------------
               454,956                   672,197                      151,125                       147,949
                     -                   227,748                       40,943                             -
          ------------              ------------                -------------                  ------------
               454,956                   444,449                      110,182                       147,949
          ------------              ------------                -------------                  ------------


               764,695                 1,609,482                      474,380                       (68,896)
          ------------              ------------                -------------                  ------------



             1,851,501                      (446)                     (18,783)                    2,103,116
              (135,007)                        -                            -                             -
          ------------              ------------                -------------                  ------------
             1,716,494                      (446)                     (18,783)                    2,103,116


            (3,832,791)                  (13,444)                    (146,886)                      235,017
               (14,621)                        -                            -                             -
          ------------              ------------                -------------                  ------------


            (2,130,918)                  (13,890)                    (165,669)                    2,338,133
          ------------              ------------                -------------                  ------------
          $ (1,366,223)             $  1,595,592                $     308,711                  $  2,269,237
          ============              ============                =============                  ============

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS






                                                                                              Permanent Portfolio
                                                                                     -----------------------------------
                                                                                     Six months ended      Year ended
                                                                                       July 31, 1999    January 31, 1999
                                                                                       (Unaudited)
                                                                                     ----------------   ----------------
Operations:
  Net investment income (loss)  ..............................................         $    764,695       $  1,709,831
  Net realized gain (loss) on investments  ...................................            1,851,501          2,418,508
  Net realized loss on foreign currency transactions  ........................             (135,007)          (162,612)
  Change in unrealized appreciation (depreciation) of investments ............           (3,832,791)        (2,399,261)
  Change in unrealized appreciation (depreciation) on translation of
    assets and liabilities in foreign currencies  ............................              (14,621)            33,472
                                                                                       ------------       ------------
Net increase (decrease) in net assets resulting from operations                          (1,366,223)         1,599,938

Equalization on shares issued and redeemed:  .................................             (581,174)          (313,988)

Distributions to shareholders from:
  Net investment income  .....................................................                    -           (691,911)
  Net realized gain on investments  ..........................................                    -         (2,212,316)

Capital stock transactions exclusive of amounts allocated to undistributed
  net investment income (Note 7):  ...........................................           (4,284,410)        (2,625,499)
                                                                                       ------------       ------------
Net increase (decrease) in net assets                                                    (6,231,807)        (4,243,776)

Net assets at beginning of period                                                        66,854,785         71,098,561
                                                                                       ------------       ------------

Net assets at end of period (including  undistributed  net investment income
  (loss) of $7,459,284 and $7,414,839; $263,584 and $(120,246); $847,524
  and $1,372,050; $(271,760) and $(202,864), respectively)                             $ 60,622,978       $ 66,854,785
                                                                                       ============       ============























                            See accompanying notes.

       Treasury Bill Portfolio                  Versatile Bond Portfolio              Aggressive Growth Portfolio
------------------------------------       -----------------------------------   -----------------------------------
Six months ended      Year ended           Six months ended     Year ended       Six months ended     Year ended
 July 31, 1999      January 31, 1999        July 31, 1999     January 31, 1999    July 31, 1999     January 31, 1999
  (Unaudited)                                (Unaudited)                           (Unaudited)
----------------    ----------------       ----------------   ----------------   ----------------   ----------------

  $  1,609,482       $  3,746,712           $    474,380        $  1,023,748      $    (68,896)      $   (132,689)
          (446)            (7,146)               (18,783)              3,227         2,103,116             68,336
             -                  -                      -                   -                 -                  -
       (13,444)            (6,913)              (146,886)            (63,398)          235,017          4,132,624

             -                  -                      -                   -                 -                  -
  ------------       ------------           ------------        ------------      ------------       ------------
     1,595,592          3,732,653                308,711             963,577         2,269,237          4,068,271

      (134,172)          (329,728)              (429,834)           (224,680)                -                  -


             -         (2,854,801)                     -            (616,185)                -                  -
             -                  -                      -                   -                 -                  -


    (5,784,165)        (1,652,736)            (4,421,649)            899,737        (1,450,767)        (2,259,519)
  ------------       ------------           ------------        ------------      ------------       ------------
    (4,322,745)        (1,104,612)            (4,542,772)          1,022,449           818,470          1,808,752

    93,095,230         94,199,842             24,377,367          23,354,918        21,764,245         19,955,493
  ------------       ------------           ------------        ------------      ------------       ------------



  $ 88,772,485       $ 93,095,230           $ 19,834,595        $ 24,377,367      $ 22,582,715       $ 21,764,245
  ============       ============           ============        ============      ============       ============



                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                July 31, 1999
                                  (Unaudited)




     Quantity                                                                                          Market Value
-----------------                                                                                      ------------

                     GOLD ASSETS - 19.67% of Total Net Assets
  11,997 Troy Oz.     Gold bullion (a)  .........................................................      $  3,082,093

  33,383 Coins        One-ounce gold coins (a) ..................................................         8,801,428

   4,297 Units        United States Gold Trust (a)(b) ...........................................            43,023
                                                                                                       ------------

                        Total Gold Assets (Cost $17,554,688)                                           $ 11,926,544
                                                                                                       ------------

                     SILVER ASSETS - 5.61% of Total Net Assets
 351,133 Troy Oz.     Silver bullion (a) ........................................................      $  1,910,165

     379 Bags         Silver coins (a) ..........................................................         1,489,917
                                                                                                       ------------

                        Total Silver Assets (Cost $3,126,799)                                          $  3,400,082
                                                                                                       ------------

Principal Amount     SWISS FRANC ASSETS - 10.10% of Total Net Assets
----------------
  CHF 4,500,000       6.250% Swiss Confederation bonds, 01-07-03 ................................      $  3,399,504
  CHF 3,700,000       4.500% Swiss Confederation bonds, 10-07-04 ................................         2,721,500
                                                                                                       ------------

                        Total Swiss Franc Assets (Cost $6,363,925)                                     $  6,121,004
                                                                                                       ------------

       Number        STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL
      Of Shares      RESOURCE COMPANIES - 16.51% of Total Net Assets
      ---------
                     NATURAL RESOURCES -  6.73% of Total Net Assets
        20,000        Broken Hill Proprietary, Ltd. (c) .........................................      $    442,500
        12,000        Burlington Resources, Inc. ................................................           530,250
        20,000        Cyprus Amax Minerals Company  .............................................           262,500
        30,000        Forest Oil Corporation (a) ................................................           446,250
        25,000        Inco, Ltd. ................................................................           443,750
        25,000        Pogo Producing Company ....................................................           476,563
        50,000        Santa Fe Energy Resources, Inc. (a)  ......................................           462,500
         8,000        Texaco, Inc. ..............................................................           498,500
         8,000        Weyerhaeuser Company  .....................................................           517,500
                                                                                                       ------------
                                                                                                       $  4,080,313













                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                July 31, 1999
                                  (Unaudited)


  Number
 Of Shares                                                                                              Market Value
 ---------                                                                                              ------------
                    REAL ESTATE - 9.78% of Total Net Assets
  22,000             Archstone Communities Trust ................................................       $   474,375
  20,000             BRE Properties, Inc. Class A ...............................................           502,500
  31,000             Burnham Pacific Properties, Inc. ...........................................           391,375
  20,000             Federal Realty Investment Trust ............................................           452,500
  40,000             IRT Property Company .......................................................           390,000
  18,000             MGI Properties .............................................................           510,750
  21,000             New Plan Excel Realty Trust, Inc............................................           391,125
  22,000             Pennsylvania Real Estate Investment Trust ..................................           444,125
  11,000             Texas Pacific Land Trust ...................................................           567,188
  40,000             United Dominion Realty Trust, Inc. .........................................           457,500
  29,000             Urstadt Biddle Properties, Inc..............................................           221,125
  29,000             Urstadt Biddle Properties, Inc. Class A.....................................           226,563
  30,000             Washington Real Estate Investment Trust ....................................           506,250
  35,000             Western Investment Real Estate Trust .......................................           391,563
                                                                                                        -----------
                                                                                                        $ 5,926,939
                                                                                                        -----------
                       Total Stocks of United States and Foreign Real Estate and Natural
                         Resource Companies (Cost $6,285,700)                                           $10,007,252
                                                                                                        -----------

                     AGGRESSIVE GROWTH STOCK INVESTMENTS - 16.23% of Total Net Assets


                     CHEMICALS - .65% of Total Net Assets
   7,000              Air Products & Chemicals, Inc.  ...........................................       $   234,063
  10,000              Wellman, Inc. .............................................................           161,875
                                                                                                        -----------
                                                                                                        $   395,938
                     COMPUTER SOFTWARE - 2.10% of Total Net Assets
   6,000              Autodesk, Inc. ............................................................       $   159,000
       1              Symantec Corporation warrant (a)(d) .......................................         1,115,377
                                                                                                        -----------
                                                                                                        $ 1,274,377
                     CONSTRUCTION - .54% of Total Net Assets
   5,000              Fluor Corporation  ........................................................       $   200,313
   9,000              Johns Manville Corporation ................................................           123,750
                                                                                                        -----------
                                                                                                        $   324,063














                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                July 31, 1999
                                  (Unaudited)


  Number
 Of Shares                                                                                             Market Value
 ---------                                                                                             ------------
                     DATA PROCESSING - .78% of Total Net Assets
   3,000              Hewlett-Packard Company ...................................................      $    314,063
   6,000              Seagate Technology, Inc. (a) ..............................................           161,250
                                                                                                       ------------
                                                                                                       $    475,313
                     ELECTRICAL AND ELECTRONICS - .98% of Total Net Assets
   5,000              Intel Corporation  ........................................................      $    345,000
  10,000              National Semiconductor Corporation (a) ....................................           247,500
                                                                                                       ------------
                                                                                                       $    592,500
                     ENTERTAINMENT AND LEISURE - 1.60% of Total Net Assets
   6,000              Disney (Walt) Company  ....................................................      $    165,750
   3,000              Harcourt General, Inc.  ...................................................           139,313
  10,000              Harrah's Entertainment, Inc. (a)  .........................................           213,125
   7,000              Promus Hotel Corporation (a) ..............................................           188,563
   3,000              Tribune Company  ..........................................................           264,188
                                                                                                       ------------
                                                                                                       $    970,939
                     FINANCIAL SERVICES - 2.59% of Total Net Assets
   8,000              Bank of New York, Inc. ....................................................      $    295,500
  14,386              Bank of Petaluma ... ......................................................           278,729
   5,250              Bear Stearns Companies, Inc.  .............................................           222,141
   3,000              Morgan Stanley Dean Witter & Company  .....................................           270,375
   5,000              Schwab (Charles) Corporation  .............................................           220,313
   4,000              State Street Corporation  .................................................           283,500
                                                                                                       ------------
                                                                                                       $  1,570,558
                     MANUFACTURING - 3.05% of Total Net Assets
   3,000              Dana Corporation ..........................................................      $    125,250
   4,000              Harley-Davidson, Inc. .....................................................           221,500
   4,000              Illinois Tool Works, Inc.  ................................................           297,250
   8,000              Mattel, Inc.  .............................................................           188,000
   2,000              NACCO Industries, Inc. Class A  ...........................................           156,500
   8,000              NACCO Industries, Inc. Class B  ...........................................           626,000
   5,000              Parker-Hannifin Corporation  ..............................................           235,938
                                                                                                       ------------
                                                                                                       $  1,850,438







                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                July 31, 1999
                                  (Unaudited)



   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                    OIL AND OILFIELD SERVICES - .62% of Total Net Assets
   40,000            Frontier Oil Corporation (a)  ..............................................      $    262,500
   30,000            Parker Drilling Company (a)  ...............................................           110,625
                                                                                                       ------------
                                                                                                       $    373,125

                    PHARMACEUTICALS - 1.38% of Total Net Assets
    6,000            Abbott Laboratories  .......................................................      $    257,625
    5,000            Biogen, Inc. (a)  ..........................................................           344,063
    4,000            Genzyme Corporation (General Division) (a)  ................................           226,250
      756            Genzyme Corporation Molecular Oncology (a) .................................             2,387
      716            Genzyme Corporation Surgical Products (a) ..................................             3,782
    1,245            Genzyme Corporation Tissue Repair (a)  .....................................             2,373
                                                                                                       ------------
                                                                                                       $    836,480
                    RETAIL - .53% of Total Net Assets
    3,000            Costco Wholesale Corporation (a)  ..........................................      $    224,250
    6,000            Toys "R" Us, Inc. (a) ......................................................            97,500
                                                                                                       ------------
                                                                                                       $    321,750
                    TRANSPORTATION - .71% of Total Net Assets
    5,000            Kansas City Southern Industries, Inc.  .....................................      $    276,250
    5,000            M. S. Carriers, Inc. (a) ...................................................           153,125
                                                                                                       ------------
                                                                                                       $    429,375
                    MISCELLANEOUS - .70% of Total Net Assets
    5,000            Lockheed Martin Corporation  ...............................................      $    174,063
    4,000            Temple-Inland, Inc.  .......................................................           253,000
                                                                                                       ------------
                                                                                                       $    427,063
                                                                                                       ------------

                       Total Aggressive Growth Stock Investments (Cost $3,458,190)                     $  9,841,919
                                                                                                       ------------











                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                             THE PERMANENT PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                July 31, 1999
                                  (Unaudited)



  Principal Amount                                                                                     Market Value
  ----------------                                                                                     ------------
                     DOLLAR ASSETS - 31.16% of Total Net Assets

                     CORPORATE BONDS - 1.85% of Total Net Assets
    $   100,000       7.700%  American Home Products Corporation, 02-15-00 ......................      $    101,179
        100,000       8.750%  Anheuser-Busch Companies, Inc., 12-01-99 ..........................           101,080
        100,000       9.250%  Baxter International, Inc., 12-15-99 ..............................           101,290
        100,000       8.875%  Capital Cities / ABC, Inc., 12-15-00 ..............................           103,711
        100,000       6.250%  Dresser Industries, Inc., 06-01-00 ................................           100,541
        100,000       9.375%  GTE Corporation, 12-01-00 .........................................           104,106
        100,000       5.850%  Gannett Company, Inc., 05-01-00 ...................................           100,153
        100,000       8.375%  General Electric Capital Corporation, 03-01-01 ....................           103,242
        100,000       6.375%  International Business Machines Corporation, 06-15-00 .............           100,612
        100,000       9.875%  May Department Stores Company, 06-15-00 ...........................           103,312
        100,000       8.250%  McDonnell Douglas Corporation, 07-01-00 ...........................           102,011
                                                                                                       ------------
                                                                                                       $  1,121,237


                     UNITED STATES TREASURY SECURITIES - 29.31% of Total Net Assets
     41,000,000       United States Treasury bond strips (Principal only) 6.490%, 05-15-18(e) ...      $ 12,325,830
        800,000       United States Treasury bonds 6.250%, 08-15-23  ............................           792,480
      2,000,000       United States Treasury notes 5.250%, 01-31-01  ............................         1,992,300
        750,000       United States Treasury bills 4.860%, 08-05-99 (e)..........................           749,494
      2,000,000       United States Treasury bills 4.690%, 07-22-00 (e)..........................         1,907,400
                                                                                                       ------------
                                                                                                       $ 17,767,504
                                                                                                       ------------
                        Total Dollar Assets (Cost $23,286,849)                                         $ 18,888,741
                                                                                                       ------------
                        Total Portfolio - 99.28% of total net assets (identified cost $60,076,151)(f)  $ 60,185,542
                        Other assets, less liabilities (.72% of total net assets)                           437,436
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $ 60,622,978
                                                                                                       ============

                        Note:(a) Non-income producing.
                             (b) Affiliated investment trust.
                             (c) Sponsored ADR.
                             (d) Market value determined by the Board of Directors.
                             (e) Interest rate represents yield to maturity.
                             (f) Aggregate cost for Federal income tax purposes was $51,740,766.



















                            See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                           THE TREASURY BILL PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                July 31, 1999
                                  (Unaudited)



  Principal Amount                                                                                     Market Value
  ----------------                                                                                     ------------
                     UNITED STATES TREASURY SECURITIES - 96.97% of Total Net Assets
    $20,000,000       United States Treasury notes 5.875%, 08-31-99 .............................      $ 20,022,000
     20,000,000       United States Treasury notes 7.125%, 09-30-99 .............................        20,073,800
     20,000,000       United States Treasury notes 5.625%, 10-31-99 .............................        20,032,000
     20,000,000       United States Treasury notes 5.625%, 11-30-99 .............................        20,044,800
      5,000,000       United States Treasury notes 5.625%, 12-31-99 .............................         5,012,109
        900,000       United States Treasury bills 4.860%, 08-05-99 (a) .........................           899,393
                                                                                                       ------------
                        Total Portfolio - 96.97% of total net assets (identified cost $86,092,628)(b)  $ 86,084,102
                        Other assets, less liabilities (3.03% of total net assets)                        2,688,383
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $ 88,772,485
                                                                                                       ============

                        Note:(a) Interest rate represents yield to maturity.
                             (b) Aggregate cost for Federal income tax purposes.







































                            See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                 July 31, 1999
                                  (Unaudited)


  Principal Amount                                                                                     Market Value
  ----------------                                                                                     ------------
                     CORPORATE BONDS - 86.69% of Total Net Assets

                     AEROSPACE - 4.63% of Total Net Assets
    $   900,000       8.250% McDonnell Douglas Corporation, 07-01-00 ............................      $    918,099
                                                                                                       ------------
                                                                                                       $    918,099
                     ALUMINUM - 5.02% of Total Net Assets
      1,000,000       5.750% Aluminum Company of America, Inc., 02-01-01  .......................      $    994,950
                                                                                                       ------------
                                                                                                       $    994,950
                     BEVERAGES - 4.59% of Total Net Assets
        900,000       8.750% Anheuser-Busch Companies, Inc., 12-01-99  ..........................      $    909,720
                                                                                                       ------------
                                                                                                       $    909,720
                     BROADCASTING - 4.71% of Total Net Assets
        900,000       8.875% Capital Cities / ABC, Inc., 12-15-00 ...............................      $    933,399
                                                                                                       ------------
                                                                                                       $    933,399
                     DATA PROCESSING - 4.56% of Total Net Assets
        900,000       6.375% International Business Machines Corporation, 06-15-00 ..............      $    905,508
                                                                                                       ------------
                                                                                                       $    905,508
                     ELECTRIC UTILITIES - 5.21% of Total Net Assets
      1,000,000       8.750% Pacific Gas & Electric Company, 01-01-01 ...........................      $  1,034,330
                                                                                                       ------------
                                                                                                       $  1,034,330
                     FINANCIAL SERVICES - 9.70% of Total Net Assets
      1,000,000       5.650% Ameritech Capital Funding Corporation, 01-15-01 ....................      $    995,480
        900,000       8.375% General Electric Capital Corporation, 03-01-01  ....................           929,178
                                                                                                       ------------
                                                                                                       $  1,924,658
                     OIL AND OILFIELD SERVICES - 9.78% of Total Net Assets
        900,000       6.250% Dresser Industries, Inc., 06-01-00  ................................      $    904,869
      1,000,000       8.375% Mobil Corporation, 02-12-01  .......................................         1,034,050
                                                                                                       ------------
                                                                                                       $  1,938,919
                     PHARMACEUTICALS - 14.24% of Total Net Assets
        900,000       7.700% American Home Products Corporation, 02-15-00 .......................      $    910,611
        900,000       9.250% Baxter International, Inc., 12-15-99 ...............................           911,610
      1,000,000       5.875% Upjohn Company, 04-15-00............................................         1,002,050
                                                                                                       ------------
                                                                                                       $  2,824,271











                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                 July 31, 1999
                                  (Unaudited)


  Principal Amount                                                                                     Market Value
  ----------------                                                                                     ------------

                     PUBLISHING - 4.54% of Total Net Assets
    $   900,000       5.850% Gannett Company, Inc., 05-01-00  ...................................      $    901,377
                                                                                                       ------------
                                                                                                       $    901,377
                     RETAIL - 9.93% of Total Net Assets
        900,000       9.875% May Department Stores Company, 06-15-00  ...........................      $    929,808
      1,000,000       8.625% Wal-Mart Stores, Inc., 04-01-01  ...................................         1,039,770
                                                                                                       ------------
                                                                                                       $  1,969,578
                     TELECOMMUNICATIONS - 9.78% of Total Net Assets
        900,000       9.375% GTE Corporation, 12-01-00 ..........................................      $    936,954
      1,000,000       6.125% Southwestern Bell Telephone Company, 03-01-00 ......................         1,002,350
                                                                                                       ------------
                                                                                                       $  1,939,304
                                                                                                       ------------

                         Total Corporate Bonds (Cost $17,305,715)                                      $ 17,194,113
                                                                                                       ------------

                     UNITED STATES TREASURY SECURITIES - 11.42% of Total Net Assets
      2,300,000       United States Treasury notes 4.500%, 01-31-01..............................      $  2,266,219
                                                                                                       ------------

                        Total United States Treasury securities (Cost $2,267,058)                      $  2,266,219
                                                                                                       ------------


                     REPURCHASE AGREEMENT - .15% of Total Net Assets
         30,000       State Street Bank & Trust Company Investment in a repurchase agreement,
                      purchased 07-30-99, 3.500%, maturing 08-02-99, maturity value 30,003 (a) ..      $     30,000
                                                                                                       ------------
                        Total Repurchase Agreement (Cost $30,000)                                      $     30,000
                                                                                                       ------------
                        Total Portfolio - 98.26% of total net assets
                          (identified cost $19,602,773)(b)                                             $ 19,490,332
                        Other assets, less liabilities (1.74% of total net assets)                          344,263
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $ 19,834,595
                                                                                                       ============


                        Note:(a) Fully collateralized by United States Treasury securities based on market prices plus accrued interest at July 30, 1999.
                             (b) Aggregate cost for Federal income tax purposes.




                            See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         THE AGGRESSIVE GROWTH PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                July 31, 1999
                                  (Unaudited)



   Number
  Of Shares                                                                                            Market Value
  ---------                                                                                            ------------
                     AGGRESSIVE GROWTH STOCK INVESTMENTS - 100.15% of Total Net Assets

                     CHEMICALS - 2.85% of Total Net Assets
   12,000             Air Products & Chemicals, Inc. ............................................      $    401,250
   15,000             Wellman, Inc. .............................................................           242,813
                                                                                                       ------------
                                                                                                       $    644,063
                     COMPUTER SOFTWARE - 3.41% of Total Net Assets
   10,000             Autodesk, Inc. ............................................................      $    265,000
   11,000             Computer Associates International, Inc. ...................................           504,625
                                                                                                       ------------
                                                                                                       $    769,625
                     CONSTRUCTION - 4.76% of Total Net Assets
    5,000             Fluor Corporation .........................................................      $    200,313
   15,000             Johns Manville Corporation  ...............................................           206,250
   24,000             Ryland Group, Inc. ........................................................           669,000
                                                                                                       ------------
                                                                                                       $  1,075,563
                     DATA PROCESSING - 5.24% of Total Net Assets
    8,000             Hewlett-Packard Company ...................................................      $    837,500
    4,000             SCI Systems, Inc. (a)  ....................................................           211,000
    5,000             Seagate Technology, Inc. (a)  .............................................           134,375
                                                                                                       ------------
                                                                                                       $  1,182,875
                     ELECTRICAL AND ELECTRONICS - 4.62% of Total Net Assets
   10,800             Intel Corporation  ........................................................      $    745,200
   12,000             National Semiconductor Corporation (a) ....................................           297,000
                                                                                                       ------------
                                                                                                       $  1,042,200
                     ENTERTAINMENT AND LEISURE - 10.18% of Total Net Assets
   15,900             Disney (Walt) Company .....................................................      $    439,238
    9,000             Harcourt General, Inc. ....................................................           417,938
    4,000             Promus Hotel Corporation (a) ..............................................           107,750
    8,000             Tribune Company  ..........................................................           704,500
   15,000             Viacom, Inc. Class A (a) ..................................................           629,063
                                                                                                       ------------
                                                                                                       $  2,298,489
                     ENVIRONMENTAL - 3.13% of Total Net Assets
   12,000             Browning-Ferris Industries, Inc.  .........................................      $    538,500
    5,000             Ionics, Inc. (a)  .........................................................           169,375
                                                                                                       ------------
                                                                                                       $    707,875
                     FINANCIAL SERVICES - 17.75% of Total Net Assets
   18,000             Bank of New York, Inc. ....................................................      $    664,875
   14,000             Bear Stearns Companies, Inc. ..............................................           592,375
    8,000             Morgan Stanley Dean Witter & Company ......................................           721,000
   30,000             Schwab (Charles) Corporation ..............................................         1,321,875
   10,000             State Street Corporation ..................................................           708,750
                                                                                                       ------------
                                                                                                       $  4,008,875



                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                         THE AGGRESSIVE GROWTH PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                 July 31, 1999
                                  (Unaudited)


   Number
 Of Shares                                                                                             Market Value
 ---------                                                                                             ------------
                     MANUFACTURING - 11.10% of Total Net Assets
   10,000             Dana Corporation  .........................................................      $    417,500
   10,000             Harley-Davidson, Inc. .....................................................           553,750
    8,600             Illinois Tool Works, Inc. .................................................           639,088
   14,000             Mattel, Inc. ..............................................................           329,000
   12,000             Parker-Hannifin Corporation ...............................................           566,250
                                                                                                       ------------
                                                                                                       $  2,505,588
                     OIL AND OILFIELD SERVICES - 3.71% of Total Net Assets
  105,200             Frontier Oil Corporation (a) ..............................................      $    690,375
   40,000             Parker Drilling Company (a) ...............................................           147,500
                                                                                                       ------------
                                                                                                       $    837,875
                     PHARMACEUTICALS - 15.49% of Total Net Assets
   14,000             Amgen, Inc.  (a) ..........................................................      $  1,076,250
   20,000             Biogen, Inc. (a) ..........................................................         1,376,250
    7,000             Chiron Corporation (a) ....................................................           175,438
   15,000             Genzyme Corporation (General Division) (a) ................................           848,438
    1,620             Genzyme Corporation Molecular Oncology (a) ................................             5,110
    2,685             Genzyme Corporation Surgical Products (a)  ................................            14,180
    1,170             Genzyme Corporation Tissue Repair (a)  ....................................             2,230
                                                                                                       ------------
                                                                                                       $  3,497,896
                     RETAIL - 4.62% of Total Net Assets
   12,000             Costco Wholesale Corporation (a) ..........................................      $    897,000
    9,000             Toys "R" Us, Inc. (a) .....................................................           146,250
                                                                                                       ------------
                                                                                                       $  1,043,250
                     TRANSPORTATION - 9.69% of Total Net Assets
    3,000             Alaska Air Group, Inc.(a)..................................................      $    133,125
   21,000             Kansas City Southern Industries, Inc. .....................................         1,160,250
   20,100             M.S. Carriers, Inc. (a) ...................................................           615,563
   20,000             Mesa Air Group, Inc. (a)  .................................................           152,500
    2,000             UAL Corporation (a)  ......................................................           126,875
                                                                                                       ------------
                                                                                                       $  2,188,313
                     MISCELLANEOUS - 3.60% of Total Net Assets
   10,000             Lockheed Martin Corporation. ..............................................      $    348,125
    7,000             Ryerson Tull, Inc. ........................................................           149,625
    5,000             Temple-Inland, Inc. .......................................................           316,250
                                                                                                       ------------
                                                                                                       $    814,000
                                                                                                       ------------
                        Total Portfolio - 100.15% of total net assets (identified cost $9,823,070)(b)  $ 22,616,487
                        Liabilities, less other assets (.15% of total net assets)                           (33,772)
                                                                                                       ------------
                        Net assets applicable to outstanding shares                                    $ 22,582,715
                                                                                                       ============

                        Note:(a) Non-income producing.
                             (b) Aggregate cost for Federal income tax purposes.


















                            See accompanying notes.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                July 31, 1999
                                  (Unaudited)




1.   SIGNIFICANT ACCOUNTING POLICIES
     Permanent Portfolio Family of Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act" or, the "ICA"), as a no-load, open-end, series, investment management company. The Fund commenced operations as the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio on January 8, 1982, May 26, 1987, September 27, 1991 and January 2, 1990, respectively. Investment operations in the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio commenced on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.
     The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for
     registered  investment   companies.   The  preparation  of  such  financial
     statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

     Valuation of investments
     Investments are valued at market. Securities for which market quotations are readily available are valued at the latest sale price. Unlisted securities or securities for which the most active market is over-the-counter are valued at the mean between the closing bid and asked prices. Swiss francs are valued at the closing spot price on the International Monetary Market. Swiss Confederation bonds are valued at the closing price in Zurich, Switzerland, converted into U.S. dollars at 4 p.m. (Eastern Time). Investments in gold and silver are valued based on the closing spot prices on the New York Commodity Exchange. Short-term securities are valued at market daily. Investments for which there is no active market are valued at fair value as determined by the Board of Directors. At July 31, 1999, one such investment in the Permanent Portfolio (1.84% of total net assets) was so valued.

     Investment transactions and investment income
     Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premium and discount for financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.
     For the six months ended July 31, 1999, investment income was earned as follows:

                                                 Permanent       Treasury Bill    Versatile Bond     Aggressive Growth
                                                 Portfolio         Portfolio        Portfolio            Portfolio
                                               ------------      -------------    --------------     -----------------
     Interest on:
       Corporate bonds ....................    $        649       $          -     $    566,840         $         -
       Swiss franc assets .................         126,598                  -                -                   -
       United States Treasury securities ..         792,762          2,038,653            6,051                   -
       Other investments ..................           3,399             15,278           11,671               6,012
     Dividends ............................         296,243                  -                -              73,041
                                               ------------       ------------     ------------         -----------
                                               $  1,219,651       $  2,053,931     $    584,562         $    79,053
                                               ============       ============     ============         ===========




                          Continued on following page.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                July 31, 1999
                                  (Unaudited)



     Translation of foreign currencies
     Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange at July 31, 1999; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies; foreign currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books verses the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies at July 31, 1999.

     Federal taxes
     Each of the Fund's Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 1999, pursuant to the requirements of the Code.
     At January 31, 1999, capital loss carry forwards available to offset future realized gains, if any, were as follows: $165,381 in the Treasury Bill Portfolio, of which $1,752, $98,561, $41,743, $5,429, $3,632 and $14,264 expire on January 31, 2001, January 31, 2002, January 31, 2003, January 31, 2004, January 31, 2005 and January 31, 2007, respectively; $140,012 in the Versatile Bond Portfolio, of which $86,614, $34,492 and $18,906 expire on January 31, 2003, January 31, 2004 and January 31, 2006, respectively; and $24,657 in the Aggressive Growth Portfolio, all of which expires on January 31, 2006. There were no capital loss carryforwards in the Permanent Portfolio.
     Pursuant to the Code, 14.49% of the distributions made from investment company taxable income in 1998 by the Permanent Portfolio qualifies for the corporate dividends received deduction.
     During the six months ended July 31, 1999, the Fund's Permanent Portfolio, Treasury Bill Portfolio and Versatile Bond Portfolio incurred federal excise taxes of $22,282, $55,648 and $8,463, respectively, which was imposed on four percent of each Portfolio's undistributed income and capital gains, if any. Such tax reduced the Portfolio's net asset value, however, such undistributed income and capital gains were retained by the Portfolio to earn further interest, dividends and profit.

     Distributions
     Distributions to shareholders from net investment income and realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such distributions are determined in accordance with the Code which may differ from generally accepted accounting principles. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund's Portfolios. During the six months ended July 31, 1999, the Fund reclassified from undistributed net investment income to paid-in capital,


                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                July 31, 1999
                                  (Unaudited)


     certain book and tax basis differences relating to shareholder distributions, totaling $139,076, $1,091,480 and $569,072 for the Permanent Portfolio, the Treasury Bill Portfolio and the Versatile Bond Portfolio, respectively.

     Equalization
     The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

2.   INVESTMENTS IN AFFILIATED ISSUERS
     The Permanent Portfolio held 4,297 units of United States Gold Trust, an affiliated investment trust, resulting in net unrealized depreciation of $22,923 at July 31, 1999. The Permanent Portfolio received no income from this investment during the six months then ended.

3.   INVESTMENT  ADVISORY  CONTRACT
     In accordance with the terms of an Investment Advisory Contract (the "Contract"), World Money Managers ("WMM"), the Fund's investment adviser, receives a comprehensive advisory fee monthly (the "Advisory Fee"), computed at the following annual rate: (i) for each Portfolio, 1/4 of 1% of the first $200 million of the Portfolio's average daily net assets; plus
     (ii) for the Fund as a whole: 7/8 of 1% of the first $200 million of the Fund's average daily net assets; 13/16 of 1% of the next $200 million of the Fund's average daily net assets; 3/4 of 1% of the next $200 million of the Fund's average daily net assets; and 11/16 of 1% of the Fund's average daily net assets in excess of $600 million, such fee for the Fund as a whole to be allocated among the Portfolios in proportion to their net assets.
     All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other such fees and expenses are allocated among the Fund's Portfolios in proportion to their net assets. Except for the Advisory Fee, the fees and expenses of the Fund's directors, the salary expense of the Fund's officers (including payments made by the Fund under its Long Term Disability Plan described in Note 4), excise taxes and extraordinary expenses as defined by the Contract, WMM pays or reimburses the Fund for substantially all of the Fund's ordinary operating expenses out of its Advisory Fee.
     During the six months ended July 31, 1999, WMM voluntarily agreed to waive portions of the Advisory Fee allocable to the Treasury Bill Portfolio and to the Versatile Bond Portfolio to the extent that either Portfolio's total Advisory Fee otherwise would exceed an annual rate of 5/8 of 1%, in the case of the Treasury Bill Portfolio, or 3/4 of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio's average daily net assets. WMM may continue voluntarily to waive such fees, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days written notice to the Fund.
     WMM is a limited partnership of which one of the general partners is the President and a director of the Fund and the other general partner is a corporation wholly owned by the same individual.



                              Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                July 31, 1999
                                  (Unaudited)




4.   LONG TERM DISABILITY PLAN
     On March 9, 1998, the Fund's Board of Directors adopted the Permanent Portfolio Family of Funds, Inc. Long Term Disability Plan (the "Plan"). The Plan provides for payment by the Fund to any qualified officer of the Fund who is totally disabled (a "Participant"), as defined by the Plan, a disability benefit equal to 50% of the Participant's salary as of the time the disability is determined, subject to cost-of-living adjustments, for a period not to exceed five years. The Plan is renewable annually and may be terminated by the Fund's Board of Directors at any time prior to each annual renewal. On March 10, 1998, the Fund accrued an estimated liability of $107,808 for one Participant under the Plan.

5.   PURCHASES AND SALES OF SECURITIES
     The following is a summary of purchases and sales of securities other than short-term securities for the six months ended July 31, 1999:

                                                    Permanent       Treasury Bill     Versatile Bond   Aggressive Growth
                                                    Portfolio         Portfolio         Portfolio          Portfolio
                                                  -------------     -------------     --------------   -----------------
      Purchases................................    $ 3,111,252          None           $ 7,514,198        $ 1,559,642
      Sales....................................      6,411,822          None            12,349,057          3,079,738


6.   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

     The following is a summary of net unrealized appreciation (depreciation) of investments at
     July 31, 1999 for federal income tax purposes:
                                                    Permanent       Treasury Bill     Versatile Bond   Aggressive Growth
                                                    Portfolio         Portfolio         Portfolio          Portfolio
                                                  -------------     -------------     --------------   -----------------
     Aggregate gross unrealized appreciation of
     investments with excess of value over tax
     cost:
      Investments in securities of
      unaffiliated issuers ....................    $14,344,610         $  1,343        $     3,484        $13,066,086
      Investments other than securities .......        300,467                -                  -                  -
                                                   -----------         --------        -----------        -----------
                                                    14,645,077            1,343              3,484         13,066,086
     Aggregate gross  unrealized  depreciation
     of investments with excess of tax cost
     over value:
      Investments in securities of unaffiliated
      issuers .................................       (544,973)          (9,869)          (115,925)          (272,669)
      Investments other than securities........     (5,655,328)               -                  -                  -
                                                   -----------         --------        -----------        -----------
                                                    (6,200,301)          (9,869)          (115,925)          (272,669)
                                                   -----------         --------        -----------        -----------
      Net unrealized appreciation (depreciation)
       of investments                              $ 8,444,776         $ (8,526)       $  (112,441)       $12,793,417
                                                   ===========         ========        ===========        ===========





                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                July 31, 1999
                                  (Unaudited)


7.   CAPITAL STOCK TRANSACTIONS

     Transactions  in shares of each  Portfolio's  capital  stock  exclusive  of amounts  allocated to undistributed  net investment  income were as follows for the period and year ended:
                                                                       Permanent Portfolio
                                      ---------------------------------------------------------------------------------
                                          Six months ended July 31, 1999               Year ended January 31, 1999
                                      ----------------------------------------    -------------------------------------
                                           Shares               Dollars                Shares               Dollars
                                      ----------------    --------------------    -------------------  ----------------
     Shares sold......................     128,356           $  2,072,229              325,975            $  5,316,770
     Distributions reinvested.........           -                      -              142,118               2,651,913
                                           -------           ------------              -------            ------------
                                           128,356              2,072,229              468,093               7,968,683

     Shares redeemed..................    (391,519)            (6,356,639)            (620,388)            (10,594,182)
                                           -------           ------------              -------            ------------
     Net decrease                         (263,163)          $ (4,284,410)            (152,295)           $ (2,625,499)
                                           =======           ============              =======            ============

                                                                       Treasury Bill  Portfolio
                                      ---------------------------------------------------------------------------------
                                           Six months ended July 31, 1999               Year ended January 31, 1999
                                      ----------------------------------------    -------------------------------------
                                           Shares               Dollars                Shares               Dollars
                                      ----------------    --------------------    -------------------  ----------------
     Shares sold......................     300,122           $ 20,157,022              719,836            $ 47,806,798
     Distributions reinvested.........           -                      -               39,785               2,689,841
                                           -------           ------------              -------            ------------
                                           300,122             20,157,022              759,621              50,496,639

     Shares redeemed..................    (386,205)           (25,941,187)            (784,288)            (52,149,375)
                                           -------           ------------              -------            ------------
     Net decrease                          (86,083)          $ (5,784,165)             (24,667)           $ (1,652,736)
                                           =======           ============              =======            ============

                                                                       Versatile Bond  Portfolio
                                      ---------------------------------------------------------------------------------
                                          Six months ended July 31, 1999               Year ended January 31, 1999
                                      ----------------------------------------   --------------------------------------
                                           Shares               Dollars                Shares               Dollars
                                      ----------------    --------------------   -------------------  -----------------
     Shares sold......................      91,487           $  4,940,741              409,669            $ 22,138,246
     Distributions reinvested.........           -                      -                9,691                 566,997
                                           -------           ------------              -------            ------------
                                            91,487              4,940,741              419,360              22,705,243

     Shares redeemed..................    (173,400)            (9,362,390)            (403,659)            (21,805,506)
                                           -------           ------------              -------            ------------
     Net increase (decrease)               (81,913)          $ (4,421,649)              15,701            $    899,737
                                           =======           ============              =======            ============

                                                                       Aggressive Growth Portfolio
                                      ---------------------------------------------------------------------------------
                                          Six months ended July 31, 1999               Year ended January 31, 1999
                                      ----------------------------------------    -------------------------------------
                                           Shares               Dollars                Shares               Dollars
                                      ----------------    --------------------    -------------------  ----------------
     Shares sold......................      15,104           $  1,116,783               58,283            $  3,529,499
     Distributions reinvested.........           -                      -                    -                       -
                                           -------           ------------              -------            ------------
                                            15,104              1,116,783               58,283               3,529,499

     Shares redeemed..................     (34,822)            (2,567,550)             (98,311)             (5,789,018)
                                           -------           ------------              -------            ------------
     Net decrease                          (19,718)          $ (1,450,767)             (40,028)           $ (2,259,519)
                                           =======           ============              =======            ============

                          Continued on following page.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                July 31, 1999
                                  (Unaudited)




8.   REGULATORY MATTERS
     Following a routine examination of the Fund in 1991, the Securities and Exchange Commission (the "Commission") instituted public administrative and cease-and-desist proceedings on January 13, 1997, to determine the truth of allegations by the Commission's Division of Enforcement (the "Division") that WMM, Terry Coxon and Alan Sergy (the Fund's investment adviser and two of the Fund's directors and officers, respectively, or, the "Respondents"), breached their fiduciary duties in violation of certain provisions of federal securities laws in fiscal years 1990 through 1996. From May 5, 1997 through May 15, 1997, an administrative hearing on these charges was held before Chief Administrative Law Judge Brenda P. Murray (the "Hearing Officer") in San Francisco, California. The Respondents have denied all of the allegations of the Division and have actively contested the proceedings. No charges have been made against the Fund, which allegedly was subject to improper charges by the Respondents, and the Fund is not a party to the proceedings.
     In an initial decision dated April 1, 1999 (the "Initial Decision"), the Hearing Officer ruled that the Respondents had committed certain violations. Specifically, the Hearing Officer ruled that the Respondents violated Section 206(2) of the Investment Advisers Act of 1940: by charging $248,153 of transfer agent and accounting fees to the Fund's Marketing and Distribution Plan (the "12b-1 Plan") during calendar year 1990; by causing the excessive capitalization of a broker-dealer subsidiary of the Permanent Portfolio (World Money Securities, Inc., or "WMS") of $850,000 and charging it in 1990 and 1991 for printing costs related to the distribution of shares in the Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio in the amount of $336,571; by charging WMS excessive rent and improper underwriting costs of $72,426; and by acquiring a "call option" in 1990 prohibited by the Fund's fundamental investment policies and managing the investment for the advantage of a client of an officer of the Fund. The Hearing Officer also ruled that the Respondents violated or aided and abetted violations of: Section 12(b) of the ICA and Rule 12b-1 thereunder, by receiving unauthorized reimbursements in calendar year 1990 of $214,270 under the Fund's 12b-1 Plan and by providing insufficient information regarding the 12b-1 Plan to the Fund's Board of Directors; Section 13(a)(3) of the ICA by acquiring the "call option;"
     Section 17(a) of the Securities Act of 1933, Section 10(b) of the Exchange Act of 1934 and Rule 10b-5 thereunder, and Section 34(b) of the ICA by making misleading statements in the Fund's registration materials; Section 10(b) of the ICA by using WMS as a principal underwriter for the Fund; and
     Section 17(d) of the ICA and Rule 17d-1 thereunder, by causing WMS to be excessively capitalized.
     The Hearing Officer ordered that the Respondents: cease and desist from committing further violations; be suspended from association with any registered investment adviser or investment company for a period of three months; disgorge $1,608,018, pay prejudgment interest of $1,236,726 and pay civil penalties of $140,000.
     The Respondents believe that the Hearing Officer's Initial Decision is incorrect and contains reviewable errors. Accordingly, on April 22, 1999, they filed petitions for review by the Commission. On April 21, 1999, the Division also filed a petition for review by the Commission of certain sanctions contained in the Initial Decision, seeking to permanently bar WMM from acting as an investment adviser and to bar Terry Coxon from association with any registered investment adviser or investment company for one year with a right to reapply. Thereafter, the Commission granted the petitions and has accepted the review of the Initial Decision.

                    PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                July 31, 1999
                                  (Unaudited)


     Under the Fund's Bylaws, the Fund is obligated to advance expenses incurred by the Respondents in the proceedings upon their undertaking to repay the advances, in the event it is ultimately determined that they have committed willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. The Fund has therefore incurred, and may continue to incur, such expenses in connection with the allegations, including amounts paid by WMM to persons who are directors and officers of the Fund for their litigation expenses. The Fund neither paid nor advanced such expenses during the six months ended July 31, 1999.
     The Initial Decision of the Hearing Officer does not become effective until the Commission's decision, which could affirm, reverse or modify the Initial Decision. WMM continues to act as investment adviser of the Fund, and Terry Coxon continues to serve as President and a director of the Fund. Alan Sergy retired from the Fund for medical reasons in March 1998 and, except for payments being made under the Fund's Long Term Disability Plan (See Note 4), is no longer associated with the Fund.
     The ultimate outcome of these proceedings is unknown. The Fund's Board of Directors intends to continue to monitor the proceedings and to take such actions as may be appropriate to assure the availability to the Fund of such investment advice and administrative support as may be necessary to continuously implement the Fund's investment policies and investment objectives.
     The Fund paid or reimbursed the following legal expenses (and during the years ended January 31, 1995 through January 31, 1999, the indemnification expenses described above) during the six months ended July 31, 1999 and the years ended January 31, 1992 through 1999:


                  Permanent     Treasury Bill  Versatile Bond  Aggressive Growth
                  Portfolio       Portfolio       Portfolio        Portfolio
               -------------   -------------   --------------  -----------------
     1992 ....   $        -      $        -      $        -       $        -
     1993 ....       52,331          63,961               -                -
     1994 ....            -               -               -                -
     1995 ....       78,010          71,156           6,213            1,777
     1996 ....       26,100          22,233           1,646              848
     1997 ....       53,511          43,469           3,046            2,640
     1998 ....      325,585         293,026               -           32,558
     1999 ....       14,333          14,015          11,155           11,473
     2000 ....       30,410          29,565           1,627            4,047
                 ----------      ----------      ----------       ----------
                 $  580,280      $  537,425      $   23,687       $   53,343
                 ==========      ==========      ==========       ==========


     On June 1, 1999, the financial information contained in the Fund's prospectus became stale and the Fund ceased to have a current prospectus. The Fund filed a new, updated prospectus which became effective September 24, 1999.

                      This page intentionally left blank.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                            THE PERMANENT PORTFOLIO






Financial highlights for the Permanent Portfolio
For each share of capital stock outstanding throughout each period:
                                              Six months ended  Year ended    Year ended   Year ended   Year ended   Year ended
                                                July 31, 1999   January 31,   January 31,  January 31,  January 31,  January 31,
                                                 (Unaudited)       1999          1998          1997        1996          1995
                                              ----------------  -----------  -----------   -----------  -----------  -----------
Net asset value, beginning of period               $   18.71     $   19.08    $   18.40     $   18.80    $   16.51    $   17.55
                                                   ---------     ---------    ---------     ---------    ---------    ---------
  Income (loss) from investment operations:
    Net investment income  ................              .23           .47          .37           .52          .50          .64
    Net realized and unrealized gain (loss)
     on investments and foreign
     currencies ...........................             (.62)            -         1.01          (.41)        2.17        (1.46)
                                                   ---------     ---------    ---------     ---------    ---------    ---------
      Total income (loss) from
        investment operations                           (.39)          .47         1.38           .11         2.67         (.82)

  Less distributions from:
    Net investment income  ................                -          (.20)        (.34)         (.42)        (.38)        (.22)
    Net realized gain on investments (1)...                -          (.64)        (.36)         (.09)           -            -
                                                   ---------     ---------    ---------     ---------    ---------    ---------
      Total distributions                                  -          (.84)        (.70)         (.51)        (.38)        (.22)
                                                   ---------     ---------    ---------     ---------    ---------    ---------

Net asset value, end of period                     $   18.32     $   18.71    $   19.08     $   18.40    $   18.80    $   16.51
                                                   =========     =========    =========     =========    =========    =========

Total return (2)  .........................          (2.08)%         2.48%        7.57%          .57%       16.20%      (4.65)%

Ratios / supplemental data:
  Net assets, end of period (in thousands).        $  60,623     $  66,855    $  71,099     $  72,992    $  76,641    $  71,610
                                                   =========     =========    =========     =========    =========    =========


  Ratio of expenses to average net assets..            1.46%*        1.43%        1.91%         1.49%        1.35%        1.32%
  Ratio of net investment income
    to average net assets .................            2.45%*        2.48%        1.96%         2.78%        2.85%        2.63%
  Portfolio turnover rate .................           14.90%*       14.05%        7.66%        12.29%        9.96%       31.24%





 *   Computed on an annualized basis.

(l)  Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(2) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.



                             See accompanying notes.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE TREASURY BILL PORTFOLIO





Financial highlights for the Treasury Bill Portfolio
For each share of capital stock outstanding throughout each period:

                                              Six months ended  Year ended   Year ended   Year ended    Year ended    Year ended
                                                July 31, 1999   January 31,  January 31,  January 31,   January 31,   January 31,
                                                 (Unaudited)       1999          1998        1997         1996          1995
                                               ---------------  -----------  -----------  -----------   -----------  -----------
Net asset value, beginning of period             $     67.97    $    67.56   $    67.55   $    67.84    $    66.40    $   64.81
                                                 -----------    ----------   ----------   ----------    ----------     ---------
  Income from investment operations:
    Net investment income (1)  .................        1.21          2.72         2.69         2.84          3.22         2.65
    Net realized and unrealized gain (loss)
     on investments (2) ........................        (.02)          .03          .06          .01           .06         (.39)
                                                 -----------    ----------   ----------   ----------    ----------    ---------
      Total income from investment operations           1.19          2.75         2.75         2.85          3.28         2.26

  Less distributions from:
    Net investment income  .....................           -         (2.34)       (2.74)       (3.14)        (1.84)        (.67)
                                                 -----------    ----------   ----------   ----------    ----------    ---------
      Total distributions                                  -         (2.34)       (2.74)       (3.14)        (1.84)        (.67)
                                                 -----------    ----------   ----------   ----------    ----------    ---------

Net asset value, end of period                   $     69.16    $    67.97   $    67.56   $    67.55    $    67.84    $   66.40
                                                 ===========    ==========   ==========   ==========    ==========    =========

Total return (3) ...............................       1.75%         4.09%        4.09%        4.23%         4.95%        3.49%

Ratios / supplemental data:
  Net assets, end of period (in thousands) ..... $    88,772    $   93,095   $   94,200   $  105,342    $  114,667    $ 121,666
                                                 ===========    ==========   ==========   ==========    ==========    =========

  Ratio of expenses to average net assets (1)...        .98%*         .96%        1.20%         .90%          .82%         .82%
  Ratio of net investment income
    to average net assets  .....................       3.55%*        4.01%        3.98%        4.19%         4.79%        3.57%





 *   Computed on an annualized basis.

(l) Due to the waiver of advisory fees, the ratio of expenses to average net assets was reduced by .50% for the six months ended July 31, 1999 and .50%, .50%, .50%, .50% and .50% for the years ended January 31,1999, 1998, 1997,
     1996 and 1995, respectively. Without this waiver, the net investment income per share would have been $.95 for the six months ended July 31, 1999 and $2.24, $2.19, $2.37, $2.78 and $2.12 for the years then ended.
(2) Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio's securities because of the timing of sales and repurchases of the Portfolio's shares in relation to fluctuating market values for the Portfolio.
(3) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.


                             See accompanying notes.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                          THE VERSATILE BOND PORTFOLIO





Financial highlights for the Versatile Bond Portfolio
For each share of capital stock outstanding throughout each period:

                                              Six months ended  Year ended   Year ended   Year ended    Year ended    Year ended
                                                July 31, 1999   January 31,  January 31,  January 31,   January 31,   January 31,
                                                 (Unaudited)       1999         1998         1997          1996          1995
                                               ---------------  -----------  -----------  -----------   -----------   ----------
Net asset value, beginning of period             $     58.83    $    58.58    $   57.24    $   56.85    $   54.90     $   54.76
                                                 -----------    ----------   ----------   ----------    ---------     ---------

  Income from investment operations:
    Net investment income (1)  ...............          1.27          2.77         2.87         2.94         2.91          2.12
    Net realized and unrealized gain (loss)
      on investments (2)  ....................          (.44)         (.08)         .17         (.34)        1.05          (.63)
                                                 -----------    ----------   ----------   ----------    ---------     ---------
      Total income from investment operations            .83          2.69         3.04         2.60         3.96          1.49

  Less distributions from:
    Net investment income  ...................             -         (2.44)       (1.70)       (2.21)       (2.01)        (1.33)
    Net realized gain on investments (3)......             -             -            -            -            -          (.02)
                                                 -----------    ----------   ----------   ----------    ---------     ---------
      Total distributions                                  -         (2.44)       (1.70)       (2.21)       (2.01)        (1.35)
                                                 -----------    ----------   ----------   ----------    ---------     ---------

Net asset value, end of period                   $     59.66    $    58.83   $    58.58   $    57.24    $   56.85    $    54.90
                                                 ===========    ==========   ==========   ==========    ==========    =========

Total return (4)  ............................         1.41%         4.61%        5.33%        4.58%        7.24%         2.74%

Ratios / supplemental data:
  Net assets, end of period (in thousands)....   $    19,835     $  24,377   $   23,355   $   21,345    $   20,137    $  22,229
                                                 ===========    ==========   ==========   ==========    ==========    =========

  Ratio of expenses to average net assets (1).        1.00%*         1.08%        1.01%         .97%          .89%         .86%
  Ratio of net investment income
    to average net assets  ...................         4.31%*        4.72%        4.95%        5.16%         5.21%        3.84%
  Portfolio turnover rate  ...................        70.74%*       68.21%       55.53%      102.29%        51.64%       74.62%




 *   Computed on an annualized basis.

(1) Due to the waiver of advisory fees, the ratio of expenses to average net assets was reduced by .37% for the six months ended July 31, 1999 and .37%, .38%, .38%, .37% and .36% for the years ended January 31 ,1999, 1998, 1997,
     1996 and 1995, respectively. Without this waiver, the net investment income per share would have been $1.12 for the six months ended July 31, 1999 and $2.48, $2.59, $2.66, $2.65 and $1.84 for the years then ended.
(2) Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio's securities because of the timing of sales and repurchases of the Portfolio's shares in relation to fluctuating market values for the Portfolio.
(3)  Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(4) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.


                             See accompanying notes.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
                        THE AGGRESSIVE GROWTH PORTFOLIO






Financial  highlights  for the  Aggressive  Growth  Portfolio
For each share of capital stock outstanding throughout each period:
                                                   Six months ended Year ended    Year ended  Year ended   Year ended   Year ended
                                                     July 31, 1999  January 31,   January 31, January 31,  January 31,  January 31,
                                                       (Unaudited)     1999         1998        1997          1996         1995
                                                       -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period                   $    69.13   $    56.24   $    47.66   $    40.65   $    31.61   $    32.56
                                                       ----------   ----------   ----------   ----------   ----------   ----------

  Income (loss) from investment operations:
    Net investment income (loss)  ....................       (.22)        (.41)        (.31)         .26         (.02)        (.01)
    Net realized and unrealized gain (loss)
      on investments  ................................       7.62        13.30        11.97         7.05        10.68         (.89)
                                                       ----------   ----------   ----------   ----------   ----------   ----------
      Total income (loss) from investment operations         7.40        12.89        11.66         7.31        10.66         (.90)

  Less distributions from:
    Net investment income  ...........................          -            -         (.19)        (.25)        (.11)        (.03)
    Net realized gain on investments (1)..............          -            -        (2.89)        (.05)       (1.51)        (.02)
                                                       ----------   ----------   ----------   ----------   ----------   ----------
      Total distributions                                       -            -        (3.08)        (.30)       (1.62)        (.05)
                                                       ----------   ----------   ----------   ----------   ----------   ----------

Net asset value, end of period                         $    76.53   $    69.13   $    56.24   $    47.66   $    40.65   $    31.61
                                                       ==========   ==========   ==========   ==========   ==========   ==========

Total return (2)  ....................................     10.70%       22.92%       24.41%       18.00%       33.78%      (2.75)%

Ratios / supplemental data:
  Net assets, end of period (in thousands)  .......... $   22,583   $   21,764   $   19,955   $   15,417   $   11,067   $    6,758
                                                       ==========   ==========   ==========   ==========   ==========   ==========

  Ratio of expenses to average net assets ............      1.33%*       1.39%        1.46%        1.33%        1.19%        1.23%
  Ratio of net investment income (loss) to
    average net assets................................     (.62)%*      (.65)%       (.60)%         .59%       (.06)%       (.04)%
  Portfolio turnover rate ............................     14.33%*       2.73%        2.15%       21.32%       18.94%       26.29%


*    Computed on an annualized basis.

(1)  Capital gain distribution pursuant to Section 852(b)(3) of the Code.
(2) Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee and the $1.50 monthly account maintenance fee.


                             See accompanying notes.

                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.






The tables below show each of the Fund's Portfolio's average annual total returns for the periods indicated, assuming a hypothetical investment in shares of $1,000, reinvestment of all dividends and distributions, deduction of all fees and expenses except the $35 one-time account start-up fee and complete redemption of the investment at the end of the period. Past performance is not predictive of future performance and does not guarantee future gain or loss to be realized from an investment in any Portfolio. The investment return and principal value of an investment in a Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


 Permanent Portfolio(1)                     Treasury Bill Portfolio (2)(5)
---------------------------------------     ------------------------------------
 1 year ended July 31, 1999       1.03%      1 year ended July 31, 1999    3.71%
 5 years ended July 31, 1999      4.59%      5 years ended July 31, 1999   4.17%
10 years ended July 31, 1999      4.21%     10 years ended July 31, 1999   4.28%
15 years ended July 31, 1999      5.65%     12 years 66 days ended
16 years 243 days ended                        July 31, 1999               4.62%
    July 31, 1999                 4.60%



 Aggressive Growth Portfolio(3)             Versatile Bond Portfolio (4)(6)
---------------------------------------     ------------------------------------
 1 year ended July 31, 1999      26.81%      1 year ended July 31, 1999    3.74%
 5 years ended July 31, 1999     22.59%      5 years ended July 31, 1999   5.01%
 9 years 211 days ended                      7 years 308 days ended
    July 31, 1999                16.66%         July 31, 1999              4.59%



-----------------------
(1)  The Permanent Portfolio commenced operations on December 1, 1982.
(2)  The Treasury Bill Portfolio commenced operations on May 26, 1987.
(3)  The Aggressive Growth Portfolio commenced operations on January 2, 1990.
(4)  The Versatile Bond Portfolio commenced operations on September 27, 1991.
(5) Yield on the Treasury Bill Portfolio for the seven days ended July 31 , 1999, assuming reinvestment of all dividends and distributions and deduction of all fees and expenses except the $35 one-time account start-up fee, was 3.77%, and effective yield was 3.84%.
(6) The 30-day SEC standardized yield for the Versatile Bond Portfolio at July 31, 1999, calculated by dividing the net investment income per share earned during the specified 30-day period by the net asset value per share on the last day of the period and annualizing the resulting figure, and assuming reinvestment of all dividends and distributions and deduction of all fees and expenses except the $35 one-time account start-up fee, was 4.71%.


                   PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.







     Management's Discussion and Analysis
     Permanent Portfolio
     The Permanent Portfolio's investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks and dollar assets such as United States Treasury securities. The strong performance of U.S. growth and natural resource stocks so far in 1999 has been more than offset by weakness in gold assets. Accordingly, the Portfolio achieved a total return of (2.08%) for the six months ended July 31, 1999, as compared to an annualized inflation rate of 1.70% during the period then ended.

     Treasury Bill Portfolio
     The Treasury Bill Portfolio's investment objective is to achieve high current income, consistent with safety and liquidity of principal. It invests in short-term United States Treasury securities. The Portfolio achieved a total return of 1.75% and maintained an average maturity of between 60 and 90 days throughout the six months ended July 31, 1999. This return was consistent with other money market funds that invest primarily in short-term United States Treasury securities.

     Versatile Bond Portfolio
     The Versatile Bond Portfolio's investment objective is to achieve high current income while limiting risk to principal. It invests in a diversified portfolio of short-term corporate bonds rated "A" or higher by Standard & Poor's. The Portfolio achieved a total return of 1.41% while maintaining an average maturity of between 270 and 450 days throughout the six months ended July 31, 1999. This return was consistent with other mutual funds that invest primarily in corporate bonds of similar safety, liquidity and maturity.

     Aggressive Growth Portfolio
     The Aggressive Growth Portfolio's investment objective is to achieve high long-term appreciation. It is fully invested at all times in a diversified portfolio of domestic stocks and stock warrants selected for high profit potential. The Portfolio achieved a total return of 10.70% for the six months ended July 31, 1999, as compared to 14.73% for the Dow Jones Industrial Average and 7.08% for the Standard and Poor's 500 Stock Index during the period then ended.

           INVESTMENT ADVISER                                The
             World Money Managers                         PERMANENT
             Terry Coxon, General Partner                 PORTFOLIO
             625 Second Street                         Family of Funds
             Petaluma, California 94952

           CONSULTANTS TO THE FUND
             Harry Browne
             Douglas Casey

           TRANSFER AGENT
             Chase Global Funds Services Company
             P.O. Box 2798
             Boston, Massachusetts 02208
             (for overnight delivery services,
             73 Tremont Street
             Boston, Massachusetts 02108)
             (800) 341-8900
             In Mass. (617) 557-8000

           CUSTODIAN
             State Street Bank and Trust Company
             Boston, Massachusetts 02105






         INVESTOR'S INFORMATION OFFICE
                 P.O. Box 5847                             SEMI-ANNUAL
               Austin, Texas 78763                           REPORT
            (800) 531-5142 Nationwide                     July 31, 1999
              Local (512) 453-7558